Equity (Details) $ in Thousands	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 £ / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Equity [abstract]
Share capital	$ 5,417		$ 5,408
Merger reserve	138,506		138,506
Share premium	288,978		287,962
Translation reserve	469		0
Other reserve	(24,050)		(18,282)
Retained earnings/(accumulated deficit)	260,429		254,444
Equity attributable to owners of parent	669,748		668,038
Non-controlling interests	(16,209)		(17,640)
Total equity	$ 653,539		$ 650,398	$ 166,972	$ 71,844
Par value per share | £ / shares		£ 0.01
Number of shares issued and fully paid | shares	285,885,025		285,370,619